                                                                                                                                                                                         May 4, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: File Desk

     Re:     Transamerica Financial Life Insurance Company
               TFLIC Series Life Account
               TFLIC Freedom Elite Builder II
              (File No. 333-113442)

     Filer CIK No.: 0000933275

Dear Sir or Madam:

     On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2009 via EDGAR.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                                                               Sincerely,

                                                                                                                                                /s/ Gayle A. Morden
                                                                                                                                               Gayle A. Morden
                                                                                                                                               Compliance Manager

Attachment
cc:   Art Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
       Gayle A. Morden